Group Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Cash generated from operating activities	£ 4,487	£ 3,717
Dividends received from associates	139	168
Tax paid	(1,224)	(1,576)
Net cash generated from operating activities	3,402	2,309
Cash flows from investing activities
Interest received	83	85
Dividends received	2	0
Purchases of property, plant and equipment	(134)	(103)
Proceeds on disposal of property, plant and equipment	8	21
Purchases of intangibles	(34)	(42)
Proceeds on disposal of intangibles	2	8
Purchases of investments	(27)	(59)
Proceeds on disposals of investments	37	73
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(45)	(23)
Net proceeds from disposal of shares in associate, net of tax	0	1,052
Disposal of subsidiary, net of cash disposed of	(192)	0
Net cash (used in)/generated from investing activities	(300)	1,012
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(905)	(879)
Interest element of lease liabilities	(19)	(21)
Capital element on lease liabilities	(91)	(95)
Proceeds from increases in and new borrowings	1,055	3,552
Reductions in and repayments of borrowings	(1,206)	(3,047)
Outflows relating to derivative financial instruments	(39)	(445)
Purchases of own shares - share buy-back programme	(649)	(450)
Purchases of own shares held in employee share ownership trusts	(102)	(61)
Payment Of Coupons	(6)	0
Dividends paid to owners of the parent	(2,634)	(2,609)
Dividends paid to non-controlling interests	(70)	(63)
Other	3	1
Net cash used in financing activities	(4,663)	(4,117)
Net cash flows used in operating, investing and financing activities	(1,561)	(796)
Transferred from held-for-sale	208	0
Differences on exchange	34	(144)
Decrease in net cash and cash equivalents in the period	(1,319)	(940)
Net cash and cash equivalents at 1 January	3,787	5,104
Net cash and cash equivalents at period end	2,468	4,164
Cash and cash equivalents per balance sheet	2,518	4,404
Overdrafts and accrued interest	(50)	(240)
Net cash and cash equivalents at period end	£ 2,468	£ 4,164